UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21928
Short-Term Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class A
| ASBAX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.68%
Management's discussion of fund performance
The fund’s Class A shares gained 1.91% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	(0.64) %	1.33%	1.45%
Short-Term Bond Fund of America — Class A (without sales charge) *	1.91%	1.84%	1.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class C
| ASBCX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.37%
Management's discussion of fund performance
The fund’s Class C shares gained 1.06% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	0.08%	1.12%	1.12%
Short-Term Bond Fund of America — Class C (without sales charge) *	1.06%	1.12%	1.12%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class F-1
| ASBFX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$68	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.91% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	1.91%	1.85%	1.69%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the s
am
e address (householding). If you would prefer that your documents not be householded, please c ont
act Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class F-2
| SBFFX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$40	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 2.19% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	2.19%	2.12%	1.97%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class F-3
| FSBTX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$29	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 2.19% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight
in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	2.19%	2.23%	2.15%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	2.05%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class 529-A
| CAAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$67	0.66%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.92% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	(0.62) %	1.34%	1.45%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	1.92%	1.86%	1.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class 529-C
| CCAMX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$143	1.42%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 1.11% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	0.13%	1.09%	1.32%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	1.11%	1.09%	1.32%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class 529-E
| CEAMX
for the year ended August 31, 2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$89	0.88%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.69% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they
had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	1.69%	1.64%	1.48%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class 529-F-2
| FTSBX
for the year ended
August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$39	0.39%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 2.10% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	2.10%	2.13%	1.85%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	1.81%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class 529-F-3
| FFTSX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$36	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 2.12% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	2.12%	2.16%	1.88%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	1.81%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-1
| RAMAX
for the year ended August 31,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$137	1.36%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 1.18% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	1.18%	1.12%	0.96%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-2
| RAMBX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$134	1.33%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 1.21% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	1.21%	1.16%	0.98%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-2E
| RAAEX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$103	1.02%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 1.56% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	1.56%	1.46%	1.28%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-3
| RAMCX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$93	0.92%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 1.65% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	1.65%	1.58%	1.42%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-4
| RAMEX
for the year ended August 31,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$64	0.63%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.95% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	1.95%	1.89%	1.73%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-5E
| RAAGX
for the year ended August 31,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$44	0.44%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 2.04% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5E *	2.04%	2.08%	1.93%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-5
| RAMFX
for the year ended August 31,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$35	0.35%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 2.14% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	2.14%	2.18%	2.02%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-048-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America®
Class R-6
| RMMGX
for the year ended August
31
,
2026
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$29	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 2.30% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	2.30%	2.23%	2.08%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%
Portfolio holdings by asset type (percent of net assets)
*Less than 0.01%.
†Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-048-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	84,000	None	9,000	None
August 31, 2025	84,000	None	8,000	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	None	None	None
August 31, 2025	Not Applicable	None	None	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	9,000
August 31, 2025	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short-Term Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-048-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Bonds, notes & other debt instruments 90.63%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.14%
U.S. Treasury 38.16%
U.S. Treasury 4.375% 12/15/2026	USD2,000	$2,003
U.S. Treasury 4.00% 1/15/2027	325,000	325,133
U.S. Treasury 4.125% 2/15/2027	3,000	3,002
U.S. Treasury 3.50% 9/30/2027 (a)	556,505	552,223
U.S. Treasury 3.375% 11/30/2027	457	452
U.S. Treasury 4.00% 12/15/2027	242,000	241,154
U.S. Treasury 0.625% 12/31/2027	23,000	21,918
U.S. Treasury 3.375% 12/31/2027	56,244	55,577
U.S. Treasury 4.25% 1/15/2028	95,000	94,930
U.S. Treasury 4.25% 2/15/2028	19,000	18,984
U.S. Treasury 3.875% 3/15/2028	90,000	89,420
U.S. Treasury 1.25% 3/31/2028	30,000	28,611
U.S. Treasury 3.625% 3/31/2028	1,671	1,653
U.S. Treasury 3.75% 4/15/2028	33,176	32,879
U.S. Treasury 1.25% 6/30/2028	15,000	14,195
U.S. Treasury 4.00% 6/30/2028	120,000	119,311
U.S. Treasury 4.25% 7/31/2028 (b)	358,754	358,166
U.S. Treasury 4.125% 8/31/2028	986,286	982,298
U.S. Treasury 3.375% 9/15/2028	177,724	174,385
U.S. Treasury 3.50% 10/15/2028	132,831	130,548
U.S. Treasury 3.50% 11/15/2028	34,483	33,864
U.S. Treasury 1.50% 11/30/2028	21,000	19,727
U.S. Treasury 3.50% 12/15/2028	19,326	18,965
U.S. Treasury 4.00% 1/31/2029	182,630	181,068
U.S. Treasury 4.25% 2/28/2029	163,015	162,569
U.S. Treasury 3.875% 5/15/2029	7,000	6,909
U.S. Treasury 4.50% 5/31/2029	19,396	19,448
U.S. Treasury 4.125% 6/15/2029	8,086	8,028
U.S. Treasury 4.125% 7/15/2029	7,000	6,949
U.S. Treasury 2.625% 7/31/2029	100,000	95,195
U.S. Treasury 4.00% 7/31/2029	100,000	98,910
U.S. Treasury 4.25% 8/15/2029	828,523	825,125
U.S. Treasury 4.25% 1/31/2030	10,000	9,941
U.S. Treasury 3.625% 9/30/2030	48,074	46,587
U.S. Treasury 3.50% 11/30/2030	60,000	57,755
U.S. Treasury 3.50% 2/28/2031	62,500	60,039
U.S. Treasury 4.375% 7/31/2031	12,618	12,552
U.S. Treasury 4.375% 8/31/2031	12,760	12,686
U.S. Treasury 4.25% 11/15/2034	17,821	17,302
U.S. Treasury 2.75% 11/15/2042	511	376
U.S. Treasury 3.00% 5/15/2045 (a)	8,297	6,078
U.S. Treasury 4.625% 11/15/2055	6,020	5,460
		4,952,375

U.S. Treasury inflation-protected securities 0.98%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (c)	59,146	58,224
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (c)	34,944	33,566
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	8,455	7,058
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(c)	32,817	28,863
		127,711
Total U.S. Treasury bonds & notes		5,080,086
Asset-backed obligations 24.67%
Auto loan 9.76%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (d)	7,359	7,354
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (d)	4,281	4,245
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (d)(e)	141	141
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (d)(e)	5,428	5,432
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (d)(e)	2,817	2,816
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (d)(e)	662	663

Short-Term Bond Fund of America	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (d)(e)	USD3,261	$3,245
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (d)(e)	17,665	17,653
American Credit Acceptance Receivables Trust, Series 2026-3, Class A, 4.60% 6/10/2030 (d)(e)	22,206	22,219
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (d)(e)	935	931
American Credit Acceptance Receivables Trust, Series 2026-3, Class B, 4.83% 3/10/2031 (d)(e)	1,583	1,582
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	1,501	1,504
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (d)	2,256	2,264
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(e)	1,592	1,593
Arivo Acceptance Auto Loan Receivables Trust, Series 2026-1A, Class A2, 4.96% 8/15/2030 (d)(e)	4,460	4,460
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(e)	178	178
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (d)(e)	6,860	6,852
AutoNation Finance Trust, Series 2026-N1A, Series A2, 4.48% 2/15/2029 (d)(e)	8,401	8,396
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (d)(e)	8,819	8,758
AutoNation Finance Trust, Series 2026-N1A, Class A3, 4.63% 12/16/2030 (d)(e)	2,602	2,595
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (d)(e)	3,400	3,377
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(e)	15,496	15,586
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (d)(e)	6,900	6,972
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(e)	9,913	9,924
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(e)	5,500	5,541
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(e)	2,500	2,534
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(e)	1,506	1,505
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(e)	7,500	7,668
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(e)	3,732	3,768
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (d)(e)	10,406	10,218
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (d)(e)	3,503	3,508
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (d)(e)	4,266	4,147
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(e)	158	159
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (d)	5,793	5,794
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (d)	328	328
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	190	190
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	882	882
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	412	412
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (d)	8,900	8,912
Bridgecrest Lending Auto Securitization Trust, Series 2026-3, Class A2, 4.46% 2/15/2029 (d)	15,550	15,553
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (d)	3,593	3,583
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (d)	5,510	5,493
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (d)	168	168
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (d)	844	846
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (d)	4,702	4,714
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	6,273	6,298
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (d)	5,299	5,256
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (d)	7,670	7,653
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (d)	1,438	1,452
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(e)	145	145
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	570	559
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (d)(e)	1,242	1,242
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (d)	778	781
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (d)(e)	2,337	2,346
Carvana Auto Receivables Trust, Series 2026-P3, Class A3, 4.76% 8/11/2031 (d)	4,275	4,268
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (d)(e)	1,990	1,998
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(e)	2,973	2,993
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(e)	3,724	3,737
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(e)	480	480
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (d)(e)	6,081	6,114
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(e)	— (f)	— (f)
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(e)	1,933	1,934
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(e)	225	225
CPS Auto Receivables Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (d)(e)	11,688	11,691
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (d)(e)	353	354
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (d)(e)	3,214	3,219
CPS Auto Receivables Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (d)(e)	1,523	1,521
CPS Auto Receivables Trust, Series 2026-C, Class A, 4.52% 4/15/2030 (d)(e)	6,897	6,889
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (d)(e)	800	802
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (d)(e)	14,633	14,603
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (d)(e)	3,202	3,175
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (d)	308	308

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	USD306	$307
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (d)	2,711	2,714
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	2,892	2,917
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	1,312	1,311
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (d)	3,041	3,017
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (d)	4,420	4,426
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (d)	467	469
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (d)(e)	466	468
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(e)	5,089	5,095
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(e)	1,855	1,861
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(e)	1,520	1,531
Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38% 6/15/2028 (d)	1,242	1,243
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (d)	3,865	3,864
Exeter Automobile Receivables Trust, Series 2026-3A, Class A2, 4.36% 12/15/2028 (d)	9,375	9,378
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (d)	6,737	6,740
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (d)	2,869	2,876
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	4,931	4,935
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (d)	11,844	11,840
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (d)	7,452	7,426
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (d)	7,095	7,091
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (d)	3,406	3,419
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (d)	1,400	1,393
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	592	592
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (d)	1,710	1,696
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (d)	4,529	4,515
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (d)	1,332	1,337
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (d)	4,976	4,977
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (d)	3,015	3,014
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (d)	2,185	2,188
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (d)	1,000	1,008
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98% 10/15/2029 (d)(e)	415	414
FCCU Auto Receivables Trust, Series 2026-1A, Class A4, 4.32% 3/15/2032 (d)(e)	767	751
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (d)(e)	7,029	7,031
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (d)(e)	8,594	8,550
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (d)(e)	4,029	4,044
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(e)	2,981	3,014
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (d)(e)(g)	28,352	27,683
Ford Credit Auto Owner Trust, Series 2026-1, Class B, 4.48% 8/15/2038 (9.21% on 2/15/2031) (d)(e)(g)	1,000	977
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(e)	6,810	6,799
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (d)	4,155	4,157
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (d)	17,336	17,138
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (d)	6,282	6,244
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (d)(e)	1,986	1,990
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (d)(e)	7,089	7,100
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (d)(e)	1,614	1,614
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (d)(e)	2,485	2,486
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (d)(e)	3,461	3,463
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (d)(e)	10,659	10,672
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(e)	463	464
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (d)(e)	10,300	10,308
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (d)(e)	6,852	6,849
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (d)(e)	7,386	7,382
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(e)	1,983	1,990
GLS Auto Receivables Trust, Series 2026-1A, Class A3, 3.97% 11/15/2029 (d)(e)	6,702	6,672
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (d)(e)	3,772	3,765
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(e)	4,472	4,492
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (d)(e)	5,347	5,336
GLS Auto Select Receivables Issuer Trust, Series 2026-3A, Class A2, 4.69% 10/15/2032 (d)(e)	3,415	3,413
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(e)	3,719	3,718
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(e)	2,506	2,514
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(e)	5,978	5,986
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(e)	2,373	2,370
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (d)(e)	4,897	4,878
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(e)	122	122
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (d)	1,744	1,750
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (d)	12,372	12,386

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(e)	USD2,325	$2,363
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(e)	6,653	6,803
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	1,986	1,991
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (d)	9,815	9,794
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (d)	2,495	2,508
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A4, 4.22% 2/17/2032 (d)	2,870	2,833
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(e)	350	352
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (d)(e)	2,650	2,624
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (d)(e)	3,174	3,125
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(e)	31,999	31,808
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(e)	2,785	2,768
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(e)	10,230	10,264
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	12,336	12,398
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	9,888	9,819
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(e)	16,917	16,822
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (d)(e)	2,836	2,806
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (d)	636	638
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (d)	11,202	11,258
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.039% 5/20/2032 (d)(e)(h)	558	558
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 4.989% 10/20/2032 (d)(e)(h)	1,700	1,703
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (d)(e)	5,286	5,299
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(e)	13,551	13,527
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (d)(e)	4,009	3,979
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	14,505	14,389
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (d)(e)	7,008	6,990
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (d)(e)	11,510	11,432
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	2,710	2,719
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (d)(e)	11,675	11,519
LAD Auto Receivables Trust, Series 2025-2A, Class A2, 4.30% 7/17/2028 (d)(e)	696	696
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(e)	183	183
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (d)(e)	2,415	2,419
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (d)(e)	668	669
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (d)(e)	1,470	1,477
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	1,805	1,807
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (d)(e)	3,670	3,661
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (d)(e)	4,612	4,632
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(e)	1,408	1,410
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (d)(e)	394	395
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (d)(e)	142	142
LAD Select Auto Receivables Trust, Series 2026-A, Class A2, 4.59% 4/16/2029 (d)(e)	9,404	9,407
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	2,705	2,704
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	2,328	2,334
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (d)	4,407	4,419
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (d)	4,571	4,591
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (d)(e)	2,965	2,926
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (d)(e)	2,969	2,969
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(e)	1,032	1,026
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(e)	1,583	1,584
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(e)	318	318
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (d)(e)	12,991	13,008
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (d)(e)	2,887	2,886
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (d)(e)	7,600	7,562
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (d)(e)	8,291	8,241
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (d)(e)	1,000	996
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (d)(e)	2,624	2,614
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (d)(e)	1,910	1,887
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (d)(e)	6,802	6,777
Research-Driven Pagaya Motor Asset Trust I, Series 2026-3A, Class A2, 4.853% 3/26/2035 (d)(e)	4,409	4,407
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	544	544
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (d)	850	850
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (d)	6,533	6,535
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (d)	17,351	17,365
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	172	172
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (d)	3,399	3,395

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	USD5,676	$5,699
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	917	919
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (d)	7,449	7,478
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (d)	19,220	19,176
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (d)	4,816	4,829
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	827	833
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (d)	662	668
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(e)	282	282
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(e)	558	558
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	277	278
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (d)(e)	1,014	1,016
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (d)(e)	892	884
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (d)(e)	418	414
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(e)	737	737
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(e)	4,808	4,813
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (d)(e)	7,731	7,738
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(e)	1,623	1,626
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (d)(e)	3,413	3,408
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (d)(e)	1,496	1,498
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (d)(e)	5,676	5,637
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (d)	414	414
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	1,438	1,442
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (d)	17,140	17,190
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (d)	3,293	3,305
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(e)(i)(j)	11,265	6,534
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(e)	15,274	15,229
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (d)(e)	23,805	23,764
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(e)	3,713	3,714
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (d)(e)	1,327	1,327
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(e)	12	12
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(e)	16,150	16,233
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(e)	8,343	8,306
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(e)	1,725	1,726
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(e)	2,071	2,073
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(e)	10	10
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (d)(e)	7,314	7,310
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (d)(e)	1,240	1,241
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (d)(e)	3,329	3,324
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(e)	2,343	2,352
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (d)(e)	6,416	6,407
Westlake Automobile Receivables Trust, Series 2026-2A, Class A2A, 4.26% 6/15/2029 (d)(e)	11,458	11,452
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (d)(e)	12,186	12,131
Westlake Automobile Receivables Trust, Series 2026-3A, Class A2A, 4.51% 7/16/2029 (d)(e)	10,000	9,999
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (d)(e)	3,801	3,770
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(e)	2,001	2,005
Westlake Automobile Receivables Trust, Series 2026-2A, Class A3, 4.35% 4/15/2030 (d)(e)	5,608	5,584
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(e)	388	389
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (d)(e)	1,959	1,961
Westlake Automobile Receivables Trust, Series 2026-P1, Class A4, 4.01% 3/17/2031 (d)(e)	1,167	1,150
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (d)(e)	40,050	39,849
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (d)(e)	9,178	9,155
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (d)(e)	7,223	7,249
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(e)	5,778	5,797
World OMNI Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029 (d)	15,157	15,172
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (d)	3,841	3,837
		1,266,877

Other asset-backed securities 9.27%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (d)(e)	504	506
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (d)(e)	275	277
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(e)	751	754
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (d)(e)	684	686
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (d)(e)	825	828
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(e)	10,839	10,868
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (d)(e)	4,996	5,010

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (d)(e)	USD1,593	$1,597
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(e)	1,799	1,805
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (d)(e)	6,726	6,695
Affirm Master Trust, Series 2026-3A, Class A, 4.78% 8/15/2034 (d)(e)	10,211	10,210
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(e)	14,096	14,002
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (d)(e)	10,260	10,194
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (d)(e)	7,175	7,153
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (d)(e)	2,623	2,625
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (d)(e)	11,178	11,004
Amur Equipment Finance Receivables XVI, LLC, Series 2026-1A, Class A2, 4.73% 11/21/2033 (d)(e)	2,478	2,480
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (d)(e)	25,499	25,369
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(e)	2,758	2,740
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	7,382	7,211
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	1,787	1,765
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	325	325
Apollo Aviation Securitization Equity Trust, Series 2026-1A, Class A1, 5.646% 7/16/2051 (d)(e)	5,653	5,626
Auxilior Term Funding, LLC, Series 2026-1A, Class A2, 4.64% 2/15/2029 (d)(e)	2,940	2,942
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (d)(e)	2,855	2,865
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (d)(e)	4,872	4,913
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (d)(e)	352	353
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (d)(e)	737	741
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(e)	2,115	2,126
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (d)(e)	4,458	4,463
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (d)(e)	6,949	6,412
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(e)	1,387	1,319
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(e)	1,665	1,667
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(e)	505	507
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(e)	511	508
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(e)	1,553	1,493
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(e)	9,926	9,976
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (d)(e)	11,072	11,028
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(e)	1,149	1,081
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	1,169	1,171
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (d)(e)	7,566	7,442
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (d)(e)	13,575	13,392
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (d)(e)	5,041	5,043
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (d)(e)	12,674	12,632
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(e)	41,310	31,616
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(e)	2,497	2,017
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(e)	27,029	20,398
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(e)	10,448	10,431
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(e)	4,129	4,055
Cherry Securitization Trust, Series 2025-1, Class A, 6.13% 11/15/2032 (d)(e)	13,874	13,997
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (d)(e)	8,218	8,206
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(e)	3,193	3,196
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (d)(e)	13,471	13,459
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(e)	1,788	1,672
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(e)	3,968	3,728
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(e)	2,992	2,796
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(e)	1,098	1,011
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (d)(e)	2,903	2,651
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (d)	3,664	3,684
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (d)	8,000	7,983
CNH Equipment Trust, Series 2025-B, Class A3, 4.30% 10/15/2030 (d)	2,000	1,992
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (d)(e)	1,935	1,947
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (d)(e)	9,054	9,056
Compass Datacenters Issuer III, LLC, Series 2026-2A, Class A21, 5.715% 7/25/2056 (d)(e)	18,767	18,785
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (d)(e)	1,455	1,425
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(e)	5,386	5,406
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(e)	1,588	1,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	5,913	5,933
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (d)(e)	1,570	1,572
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (d)(e)	2,825	2,833
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(e)	2,593	2,597
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (d)(e)	5,500	5,512

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Dell Equipment Finance Trust, Series 2025-2, Class A3, 4.12% 3/24/2031 (d)(e)	USD1,900	$1,891
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (d)(e)	9,076	9,067
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (d)(e)	50	50
DLLAA, LLC, Series 2025-1A, Class A4, 5.08% 4/20/2033 (d)(e)	3,555	3,566
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(e)	1,188	1,197
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (d)(e)	2,000	1,990
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (d)(e)	5,478	5,469
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (d)(e)	3,582	3,590
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (d)(e)	5,412	5,371
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (d)(e)	3,000	3,006
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(e)	379	357
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	8,186	8,178
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	7,932	7,815
Ezee Fiber Funding, LLC, Series 2026-1A, Class A2, 5.986% 8/20/2056 (d)(e)	9,250	9,249
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (d)(e)	10,165	10,139
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(e)	4,434	4,183
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(e)	3,923	3,566
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(e)	10,421	9,972
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(e)	8,333	8,014
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(e)	11,061	10,286
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(e)	5,051	4,750
Gordon Brothers Equipment Finance, LLC, Series 2026-1A, Class A2, 5.15% 6/20/2034 (d)(e)	16,108	16,107
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (d)(e)	24	24
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(e)	3,793	3,796
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (d)(e)	995	998
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class A2, 4.22% 5/15/2028 (d)(e)	2,092	2,091
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (d)(e)	4,213	4,211
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (d)(e)	3,852	3,857
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (d)(e)	500	502
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (d)(e)	2,330	2,335
HALO AirFinance DAC Series 2026-1A, Class A, 5.39% 8/20/2041 (d)(e)	7,556	7,550
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(e)	531	525
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (d)(e)	1,652	1,652
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (d)(e)	3,706	3,687
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (d)(e)	5,726	5,722
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	2,098	2,105
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (d)	8,389	8,437
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (d)(e)	962	952
Kubota Credit Owner Trust, Series 2026-2A, Class A2, 4.40% 4/16/2029 (d)(e)	7,000	6,994
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (d)(e)	2,500	2,481
M&T Equipment Notes, Series 2026-1A, Class A2, 4.56% 3/19/2029 (d)(e)	5,120	5,121
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (d)(e)	6,103	6,115
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (d)(e)	2,203	2,185
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(e)	8,033	8,048
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (d)(e)	15,781	15,708
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (d)(e)	20,194	19,759
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(e)	988	991
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (d)(e)	700	702
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(e)	53,935	42,310
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(e)	5,812	5,829
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	5,573	5,577
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(e)	8,196	8,205
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (d)(e)	2,521	2,514
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (d)(e)	3,081	3,084
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	9,128	9,142
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (d)(e)	6,093	6,077
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(e)	6,040	6,040
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (d)(e)	4,549	4,520
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (d)(e)	601	595
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (d)(e)	8,707	8,556
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (d)(e)	1,938	1,943
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (d)(e)	15,195	15,185
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (d)(e)	3,338	3,342
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (d)(e)	1,369	1,362
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	12,712	12,689
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (d)(e)	2,610	2,610

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Pagaya AI Debt Selection Trust, Series 2026-5, Class A2, 5.338% 3/15/2034 (d)(e)	USD12,500	$12,542
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (d)(e)	28,111	28,135
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(e)	818	818
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(e)	3,093	3,102
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (d)(e)	11,109	11,059
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	3,681	3,691
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (d)(e)	9,000	9,083
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(e)	1,463	1,464
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (d)(e)	2,000	2,009
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (d)(e)	4,079	4,040
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (d)(e)	7,918	7,937
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (d)(e)	1,185	1,179
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	3,917	3,878
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(e)	1,393	1,377
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	4,339	4,255
PK ALIFT Loan Funding 9, LP, Series 2026-2, Class A, 5.217% 2/15/2044 (d)(e)	10,261	10,219
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.339% 9/15/2039 (d)(e)(h)	461	465
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(e)	1,318	1,334
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(e)	1,996	1,993
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(e)	2,905	2,914
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (d)(e)	5,712	5,724
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (d)(e)	9,202	9,152
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (d)(e)	15,906	16,010
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(e)	728	728
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	3,232	3,250
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (d)(e)	1,575	1,539
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(e)	415	409
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (d)(e)	7,557	7,482
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(e)	1,353	1,329
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(e)	802	790
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(e)	3,797	3,725
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(e)	5,558	5,326
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(e)	2,289	2,207
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(e)	3,945	3,696
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(e)	372	357
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(e)	8,341	7,849
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(e)	8,524	7,967
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(e)	6,000	5,450
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (d)(e)	11,899	11,835
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (d)(e)	2,204	2,108
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (d)(e)	11,230	10,875
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(e)	9,642	9,059
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (d)(e)	2,522	2,452
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	3,423	3,430
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(e)	3,846	3,800
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (d)(e)	7,123	7,115
U.S. Bank NA, Series 2026-X0V1, Class B, 6.072% 9/25/2033 (d)(e)	1,660	1,662
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (d)(e)	4,778	4,704
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (d)(e)	2,262	2,265
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (d)(e)	555	552
Upgrade Master Pass-Thru Trust, Series 2026-ST4, Class A, 4.541% 10/15/2035 (d)(e)	9,020	9,037
Upgrade Master Pass-Thru Trust, Series 2026-ST4, Class B, 5.457% 10/15/2035 (d)(e)	3,400	3,401
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (d)(e)	2,895	2,905
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (d)(e)	3,916	3,919
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (d)(e)	4,803	4,808
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (d)(e)	7,879	7,678
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(e)	5,426	5,437
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (d)(e)	3,301	3,331
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(e)	2,825	2,854
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (d)(e)	11,438	11,435
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (d)(g)	9,867	9,898
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	10,895	10,987
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (d)	7,750	7,742
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (d)(g)	18,658	18,574
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (d)(g)	20,495	20,361

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	USD13,431	$13,286
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (d)(e)	3,475	3,491
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (d)(e)	2,919	2,956
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (d)(e)	2,078	2,080
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(e)	1,419	1,420
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	1,520	1,523
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(e)	4,801	4,795
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (d)(e)	1,490	1,482
		1,203,039

Collateralized loan obligations 3.23%
37 Capital CLO 4, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.553% 4/15/2035 (d)(e)(h)	1,000	1,003
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.773% 4/15/2035 (d)(e)(h)	2,227	2,230
ABPCI Direct Lending Fund CLO VI, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.21% 1/27/2037 (d)(e)(h)	3,000	2,991
Allegro CLO, Ltd., Series 2020-1AR, Class A1R2, (3-month USD CME Term SOFR + 1.24%) 4.969% 7/21/2037 (d)(e)(h)	14,000	14,023
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 4.909% 10/20/2034 (d)(e)(h)	4,688	4,695
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 1/20/2033 (d)(e)(h)	2,473	2,477
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.865% 10/24/2036 (d)(e)(h)	36,363	36,378
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.88% 1/25/2034 (d)(e)(h)	6,580	6,588
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.829% 1/20/2034 (d)(e)(h)	2,684	2,686
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.629% 1/20/2034 (d)(e)(h)	1,617	1,622
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.709% 4/19/2034 (d)(e)(h)	13,004	13,020
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2036 (d)(e)(h)	15,762	15,767
Barings CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.823% 7/15/2034 (d)(e)(h)	5,604	5,611
Battalion CLO XIV, Ltd., Series 2019-14A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.869% 1/20/2035 (d)(e)(h)	2,976	2,981
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.084% 10/21/2035 (d)(e)(h)	2,434	2,426
Beechwood Park CLO, Ltd., Series 2019-1A, Class A1RR, (3-month USD CME Term SOFR + 1.07%) 4.82% 1/17/2035 (d)(e)(h)	4,000	4,005
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.01% 11/21/2033 (d)(e)(h)	9,197	9,203
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 4/19/2034 (d)(e)(h)	4,652	4,655
Canyon Capital CLO, Ltd., Series 2016-1AR, Class CR2, (3-month USD CME Term SOFR + 1.05%) 5.15% 7/15/2031 (d)(e)(h)	2,985	2,987
Canyon Capital CLO, Ltd., Series 2016-2A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.65% 10/15/2031 (d)(e)(h)	9,343	9,350
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (d)(e)(h)	12,970	12,983
Canyon Capital CLO, Ltd., Series 2017-1A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2034 (d)(e)(h)	2,154	2,155
Canyon Capital CLO, Ltd., Series 2018-1A, Class AR1, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2034 (d)(e)(h)	6,301	6,309
Cerberus Loan Funding 53, LLC, CLO, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.233% 1/15/2038 (d)(e)(h)	5,000	5,003
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.864% 1/21/2037 (d)(e)(h)	11,947	11,947
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.384% 1/21/2037 (d)(e)(h)	1,417	1,419
Crown City CLO, Series 2023-5AR, Class A1R2, (3-month USD CME Term SOFR + 1.25%) 4.979% 4/22/2037 (d)(e)(h)	3,000	3,003
Dryden 113 CLO, Ltd., Series 2022-112A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.881% 11/15/2036 (d)(e)(h)	3,000	3,002

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Dryden 113 CLO, Ltd., Series 2022-11, Class AR3, (3-month USD CME Term SOFR + 1.09%) 4.843% 10/15/2037 (d)(e)(h)	USD3,000	$3,003
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.679% 4/20/2037 (d)(e)(h)	1,850	1,851
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.829% 4/20/2037 (d)(e)(h)	2,500	2,506
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.833% 7/15/2036 (d)(e)(h)	7,269	7,271
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 4.829% 10/20/2033 (d)(e)(h)	2,805	2,808
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.129% 10/18/2033 (d)(e)(h)	2,079	2,080
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.322% 4/23/2036 (d)(e)(h)	2,400	2,403
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.992% 1/23/2037 (d)(e)(h)	12,000	12,005
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.502% 1/23/2037 (d)(e)(h)	726	725
Galaxy XXII CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.393% 4/16/2034 (d)(e)(h)	1,533	1,534
GCRED BSL CLO 1, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.779% 1/20/2034 (d)(e)(h)	20,774	20,766
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.429% 1/20/2034 (d)(e)(h)	678	679
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 5.509% 11/5/2037 (d)(e)(h)	1,000	994
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.299% 10/21/2038 (d)(e)(h)	3,000	3,003
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.849% 7/20/2035 (d)(e)(h)	588	589
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.503% 1/15/2037 (d)(e)(h)	1,213	1,209
Jamestown CLO XI, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.702% 7/14/2031 (d)(e)(h)	466	466
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.769% 10/20/2034 (d)(e)(h)	9,301	9,306
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (d)(e)(h)	2,771	2,774
Marble Point CLO XXII, Ltd., Series 2021-2A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.843% 7/25/2034 (d)(e)(h)	20,646	20,653
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.429% 4/20/2035 (d)(e)(h)	2,159	2,153
Monroe Capital Mml CLO XII, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.426% 9/14/2033 (d)(e)(h)	1,506	1,507
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.302% 7/23/2036 (d)(e)(h)	2,500	2,505
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class A1R (3-month USD CME Term SOFR + 1.34%) 5.069% 4/20/2038 (d)(e)(h)	3,000	3,005
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.693% 4/16/2037 (d)(e)(h)	1,600	1,605
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2 (3-month USD CME Term SOFR + 1.21%) 4.939% 4/18/2037 (d)(e)(h)	5,000	5,008
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.775% 7/24/2031 (d)(e)(h)	57	57
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.573% 1/15/2033 (d)(e)(h)	1,776	1,777
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.429% 4/20/2035 (d)(e)(h)	2,000	2,004
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.593% 4/16/2037 (d)(e)(h)	3,000	2,988
PPM CLO 7, Ltd., Series 2024-7A, Class A1R, (3-month USD CME Term SOFR + 1.29%) 5.019% 7/20/2037 (d)(e)(h)	2,938	2,943
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.76% 4/25/2037 (d)(e)(h)	2,000	2,009
Sound Point CLO IV-R, LTD, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.141% 4/18/2031 (d)(e)(h)	36	36
Sound Point CLO V-R LTD, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.141% 7/18/2031 (d)(e)(h)	799	800

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.91% 4/20/2035 (d)(e)(h)	USD5,646	$5,649
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.56% 4/20/2035 (d)(e)(h)	1,256	1,258
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.241% 4/18/2031 (d)(e)(h)	1,200	1,203
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.793% 4/15/2032 (d)(e)(h)	4,050	4,051
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.753% 7/15/2032 (d)(e)(h)	7,162	7,160
Symphony CLO 44, Ltd., Series 2024-44AR, Class A1R, (3-month USD CME Term SOFR + 1.20%) 4.941% 7/14/2037 (d)(e)(h)	13,000	13,010
TCW CLO AMR, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.35% 8/16/2034 (d)(e)(h)	1,000	1,001
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (d)(e)(h)	23,174	23,203
Tralee CLO V, Ltd., Series 2018-5A, Class C1RR, (3-month USD CME Term SOFR + 2.00%) 5.468% 10/20/2034 (d)(e)(h)	3,150	3,154
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.61% 10/25/2034 (d)(e)(h)	2,098	2,102
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.717% 4/25/2033 (d)(e)(h)	12,415	12,427
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.919% 1/20/2037 (d)(e)(h)	8,000	8,009
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.121% 4/20/2032 (d)(e)(h)	1,419	1,420
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.329% 4/20/2037 (d)(e)(h)	3,857	3,862
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (d)(e)(h)	10,325	10,329
Wind River CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.15%) 4.879% 7/20/2035 (d)(e)(h)	5,000	5,004
		418,383

Credit card 2.20%
Avant Credit Card Master Trust, Series 2026-1A, Class A, 5.54% 3/15/2032 (d)(e)	15,683	15,655
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (d)	9,889	9,937
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	30,733	30,381
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (d)	20,984	21,023
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	2,089	2,099
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (d)	10,347	10,354
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	9,391	9,437
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	4,219	4,248
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	8,501	8,499
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (d)(e)	921	922
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (d)(e)	714	714
Imprint Payments Credit Card Master Trust, Series 2026-A, Class A, 5.00% 7/15/2030 (d)(e)	9,335	9,331
Imprint Payments Credit Card Master Trust, Series 2026-A, Class B, 5.32% 7/15/2030 (d)(e)	210	210
Imprint Payments Credit Card Master Trust, Series 2026-A, Class C, 5.71% 7/15/2030 (d)(e)	160	160
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	5,559	5,542
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	17,757	17,700
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (d)(e)	1,659	1,651
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (d)(e)	405	402
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (d)(e)	16,512	16,349
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (d)(e)	1,668	1,657
Prosper Credit Card Issuer LLC, Series 2026-1A, Class A, 5.34% 7/15/2036 (d)(e)	1,120	1,122
Prosper Credit Card Issuer LLC, Series 2026-1A, Class B, 5.69% 7/15/2036 (d)(e)	475	476
Robinhood Credit Card Trust, Series 2026-1A, Class A, 4.80% 7/21/2031 (d)(e)	17,705	17,670
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (d)	3,984	3,992
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (d)	8,978	9,019
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (d)	7,759	7,784
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (d)	17,351	17,322
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (d)	13,956	13,780

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Synchrony Card Issuance Trust, Series 2026-A2, Class A, 4.69% 7/15/2032 (d)	USD27,920	$27,843
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (d)	5,394	5,430
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (d)	15,181	15,195
		285,904

Student loan 0.21%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (d)(e)	5,967	5,922
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (d)(e)	2,244	2,223
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(e)	5,855	5,541
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(e)	3,335	3,175
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(e)	9,100	8,651
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.032% 7/25/2051 (d)(e)(h)	274	274
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.187% 11/15/2052 (d)(e)(h)	686	698
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (d)(e)	992	912
		27,396
Total asset-backed obligations		3,201,599
Mortgage-backed obligations 17.10%
Collateralized mortgage-backed obligations (privately originated) 6.70%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (d)(e)(g)	11,753	11,742
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(e)(g)	3,880	3,890
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(e)(g)	4,002	4,004
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(e)(h)	1,565	1,427
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (d)(e)(h)	1,450	1,440
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (d)(e)(h)	184	183
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (d)(e)(h)	1,453	1,439
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(e)	347	343
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(e)	6,953	6,768
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (d)(e)(g)	17,286	17,226
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(e)(g)	— (f)	— (f)
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(e)(h)	1,619	1,492
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(e)(h)	4,654	4,339
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(e)(h)	1,033	1,027
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(e)(h)	244	220
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 5.272% 11/25/2061 (d)(e)	418	417
BRAVO Residential Funding Trust, Series 2023-NQM4, Class M1, 6.939% 5/25/2063 (d)(e)(h)	4,035	4,040
BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.833% 9/25/2063 (d)(e)(h)	535	536
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(e)(g)	1,035	1,036
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(e)(g)	1,354	1,355
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(e)(g)	6,320	6,326
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(e)(g)	9,749	9,744
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (d)(e)(g)	3,788	3,791
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (d)(e)	7,105	6,945
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (d)(e)(h)	740	733
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (d)	1,000	921
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	7,879	7,857
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(e)(h)	22,198	21,653
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(e)(g)	5,346	5,260
CIM Trust, Series 2020-R5, Class M1, 2.75% 12/25/2059 (d)(e)(h)	5,700	5,431
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(e)(h)	6,710	6,249
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (d)(e)(h)	2,556	2,025
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (d)(e)(h)	1,649	1,609
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(e)(h)	814	781
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(e)(g)	2,660	2,662
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (d)(e)(g)	840	841
COLT Funding, LLC, Series 2024-7, Class A1, 5.538% 12/26/2069 (6.538% on 11/1/2028) (d)(e)(g)	1,856	1,860
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (d)(e)(g)	6,440	6,452
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(e)(h)	6,199	5,587
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 9.508% 7/25/2029 (d)(h)	850	869

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.008% 7/25/2030 (d)(h)	USD2,488	$2,531
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.543% 6/25/2043 (d)(e)(h)	1,233	1,241
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.693% 1/25/2044 (d)(e)(h)	632	634
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.743% 2/25/2044 (d)(e)(h)	46	46
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.643% 5/25/2044 (d)(e)(h)	6,063	6,081
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.793% 9/25/2044 (d)(e)(h)	3,680	3,697
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.643% 2/25/2045 (d)(e)(h)	2,331	2,338
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.793% 2/25/2045 (d)(e)(h)	414	415
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.593% 9/25/2045 (d)(e)(h)	3,166	3,173
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.693% 2/25/2046 (d)(e)(h)	4,059	4,067
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(e)	13,173	12,640
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M2, (30-day Average USD-SOFR + 2.10%) 5.743% 10/25/2033 (d)(e)(h)	605	618
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 5.293% 1/25/2034 (d)(e)(h)	361	362
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.943% 2/25/2042 (d)(e)(h)	23	23
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.543% 4/25/2042 (d)(e)(h)	696	705
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.593% 6/25/2042 (d)(e)(h)	3,820	3,870
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.343% 9/25/2042 (d)(e)(h)	4,000	4,109
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.993% 2/25/2044 (d)(e)(h)	5,681	5,712
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.893% 5/25/2044 (d)(e)(h)	1,206	1,213
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.593% 9/25/2045 (d)(e)(h)	3,486	3,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.493% 2/25/2046 (d)(e)(h)	10,020	10,049
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M2, (30-day Average USD-SOFR + 2.214%) 5.858% 9/25/2048 (d)(e)(h)	1,903	1,943
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.643% 11/25/2050 (d)(e)(h)	7,155	7,807
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (d)(e)(g)	451	452
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(g)	2,121	2,131
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(e)(h)	10,258	9,496
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (d)(e)	8,818	8,758
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (d)(e)	174	173
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(e)(g)	6,997	7,000
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(e)(g)	11,249	11,255
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (d)(e)(h)	8,849	8,819
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (d)(e)(g)	30,955	30,975
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(e)	1,307	1,313
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (d)(e)	4,298	4,322
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (d)(e)(h)	4,997	4,868
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (d)(e)(h)	568	556
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (d)(e)(g)	3,030	3,033
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(g)	4,487	4,497
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(e)(g)	6,883	6,844
Mill City Mortgage Trust, Series 15-1, Class M3, 3.746% 6/25/2056 (d)(e)(h)	1,250	1,243
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (d)(e)(h)	1,564	1,526
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A1, 6.50% 11/25/2053 (d)(e)(h)	8,632	8,756
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A9, 6.50% 11/25/2053 (d)(e)(h)	2,159	2,180
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A1, 5.612% 7/25/2068 (d)(e)(h)	9,494	9,494

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A3, 5.916% 7/25/2068 (6.916% on 7/1/2030) (d)(e)(g)	USD3,156	$3,156
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(e)(g)	9,701	9,756
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (d)(e)(h)	2,749	2,742
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (d)(e)(h)	158	150
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (d)(e)(h)	326	311
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (d)(e)(h)	141	133
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (d)(e)(h)	957	925
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(e)(h)	275	264
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (d)(e)(h)	533	518
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/25/2058 (d)(e)(h)	504	483
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (d)(e)(h)	3,482	3,333
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(e)(g)	3,201	3,197
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	2,351	2,146
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (d)(e)	2,939	2,919
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(g)	8,593	8,585
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (d)(e)(h)	11,804	11,697
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.717% 4/25/2053 (d)(e)(h)	10,321	10,252
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (d)(e)	7,520	7,514
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(h)	15,341	15,070
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (d)(e)(g)	1,668	1,669
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (d)(e)(g)	778	778
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (d)(e)(g)	1,761	1,764
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (d)(e)(g)	2,090	2,091
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (d)(e)(g)	684	685
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(e)(g)	5,355	5,372
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(e)(g)	4,588	4,602
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(e)(g)	1,391	1,399
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(g)	6,197	6,227
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(e)(g)	5,493	5,519
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(e)(g)	18,247	18,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(e)(g)	2,534	2,529
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(e)(g)	4,880	4,895
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(e)(g)	14,988	15,008
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(g)	4,824	4,830
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(g)	14,719	14,723
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (d)(e)(g)	4,126	4,105
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(e)(g)	3,673	3,649
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(e)(g)	4,349	4,299
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(e)(g)	5,167	5,121
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (d)(e)(h)	11,617	11,466
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (d)(e)(h)	7,286	7,253
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(e)(h)	5,692	5,000
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (d)(e)(g)	2,389	2,390
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(e)	613	607
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(e)	3,770	3,620
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(e)	5,576	5,280
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (d)(e)	3,365	3,177
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (d)(e)	6,000	5,548
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	4,098	3,838
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (d)(e)	1,488	1,421
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (d)(e)	6,233	6,006
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(e)(g)	3,165	3,056
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.017% 10/25/2055 (d)(e)(h)	10,800	10,589
Sequoia Mortgage Trust, Series 2026-MED2, Class A1A, 5.613% 8/25/2056 (d)(e)(h)	19,545	19,418
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.389% 10/17/2041 (d)(e)(h)	4,394	4,407
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.09% 2/17/2042 (d)(e)(h)	2,336	2,341
Starwood Mortgage Residential Trust, Series 2025-SFR6, Class A, (1-month USD CME Term SOFR + 1.40%) 5.04% 8/17/2042 (d)(e)(h)	12,000	12,017
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.782% 10/25/2048 (d)(e)(h)	1,150	1,147
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.146% 3/25/2054 (d)(e)(h)	2,229	2,218

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.296% 2/25/2055 (d)(e)(h)	USD1,830	$1,809
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.952% 5/25/2055 (d)(e)(h)	15,721	15,594
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (d)(e)(h)	950	947
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(e)(h)	616	617
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.016% 4/25/2056 (d)(e)(h)	1,788	1,769
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(e)(h)	2,483	2,467
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (d)(e)(h)	4,000	3,941
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(e)(h)	4,101	4,075
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (d)(e)(h)	946	916
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (d)(e)(h)	243	240
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (d)(e)(h)	956	942
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (d)(e)(h)	944	897
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (d)(e)(h)	2,300	2,246
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (d)(e)(h)	630	624
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (d)(e)(h)	3,000	2,893
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(e)(h)	1,286	1,279
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 3/25/2058 (d)(e)(h)	3,500	3,412
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (d)(e)(h)	3,093	2,976
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(e)(h)	2,768	2,709
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.782% 5/25/2058 (d)(e)(h)	124	126
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (d)(e)(h)	1,559	1,499
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.782% 10/25/2059 (d)(e)(h)	591	589
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(e)	2,173	1,963
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.607% 11/25/2060 (d)(e)(h)	7,156	6,965
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(e)	7,109	6,706
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.991% 7/25/2065 (d)(e)(h)	2,606	2,600
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (d)(e)	748	719
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (d)(e)	7,438	7,399
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(e)	6,696	6,652
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(e)	7,676	7,659
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(e)	5,857	5,761
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(e)(g)	6,795	6,778
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (d)(e)(g)	2,683	2,634
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (d)(e)(h)	6,894	6,869
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (d)(e)(g)	3,071	3,073
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(e)(g)	3,286	3,297
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(e)(g)	15,462	15,547
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(e)(g)	4,392	4,419
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(g)	5,723	5,755
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(e)(h)	7,584	7,578
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (d)(e)(h)	4,047	4,047
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(e)(h)	4,037	4,042
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	4,650	4,662
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(e)(g)	4,050	4,054
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(e)(g)	6,422	6,374
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(e)(g)	6,844	6,764
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (d)(e)(h)	7,053	6,916
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (d)(e)(h)	9,442	9,326
Verus Securitization Trust, Series 2023-6, Class A3, 7.09% 9/25/2068 (8.09% on 9/1/2027) (d)(e)(g)	1,603	1,605
		869,265

Commercial mortgage-backed securities 5.36%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.382% 6/15/2040 (d)(e)(h)	1,130	1,137
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(e)	1,981	1,976
AMSR Trust, Series 2024-SFR1, Class A, 4.29% 7/17/2041 (d)(e)	3,503	3,420
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(e)	9,583	9,042
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(e)	878	821
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(e)	594	557
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (d)(e)	4,452	4,276
AMSR Trust, Series 2026-SFR2, Class A, 3.81% 9/17/2043 (d)(e)	9,937	9,259
AMSR Trust, Series 2026-SFR2, Class B, 3.81% 9/17/2043 (d)(e)	534	492
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.331% 7/15/2041 (d)(e)(h)	1,342	1,346

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (d)(e)(h)	USD7,479	$7,469
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (d)	8,682	8,632
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (d)	3,099	3,074
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(h)	1,465	1,485
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (d)(h)	4,885	5,045
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	710	723
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	12,896	13,164
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (d)	1,881	1,911
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(h)	2,085	2,133
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(h)	1,798	1,826
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	1,185	1,116
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	1,613	1,542
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (d)	1,649	1,537
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (d)(h)	2,247	2,245
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.558% 3/15/2037 (d)(e)(h)	6,045	5,705
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.701% 12/15/2056 (d)(h)	388	402
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)(h)	1,719	1,728
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(h)	3,570	3,513
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	5,087	4,544
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(h)	4,348	4,456
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (d)(h)	672	686
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)(h)	276	281
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)(h)	1,987	2,038
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	13,088	13,238
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(h)	300	304
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	317	318
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(h)	2,000	2,042
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)(h)	1,930	1,964
Benchmark Mortgage Trust, Series 2026-V23, Class AM, 6.163% 8/28/2059 (d)	2,008	2,058
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (d)(e)(h)	7,318	7,170
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.981% 3/15/2041 (d)(e)(h)	3,980	3,990
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(h)	971	992
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.354% 8/15/2056 (d)(h)	1,996	2,050
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(h)	370	380
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (d)(h)	2,244	2,281
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(h)	3,940	4,022
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	386	387
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	3,140	3,173
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)(h)	4,599	4,678
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(h)	2,971	3,026
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.239% 12/15/2042 (d)(e)(h)	18,155	18,245
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.539% 12/15/2042 (d)(e)(h)	1,057	1,065
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.604% 11/15/2038 (d)(e)(h)	13,899	13,916
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.629% 1/17/2039 (d)(e)(h)	1,112	1,114
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.081% 4/15/2041 (d)(e)(h)	4,897	4,911
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(e)(h)	21,410	20,870
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.331% 8/15/2041 (d)(e)(h)	13,128	13,193
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.082% 11/15/2041 (d)(e)(h)	7,747	7,774
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	15,330	15,082
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (d)(e)(h)	18,999	18,848
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.339% 12/15/2044 (d)(e)(h)	24,862	24,831
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.739% 12/15/2044 (d)(e)(h)	2,998	2,992
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (d)(e)	3,158	3,118
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.538% 7/15/2041 (d)(e)(h)	3,180	3,184
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.987% 7/15/2041 (d)(e)(h)	421	421
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (d)	2,000	1,973
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	3,686	3,635
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	17,000	17,296
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	6,311	6,371
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	123	122
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class A3, 5.876% 7/15/2059 (d)(h)	7,405	7,586
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class AS, 6.087% 7/15/2059 (d)(h)	78	80

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (d)	USD1,905	$1,901
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (d)(e)(h)	8,797	8,655
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.281% 8/15/2041 (d)(e)(h)	10,569	10,533
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (d)	318	316
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (d)	646	636
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (d)(h)	882	861
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(e)	5,393	5,470
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(h)	5,657	5,624
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (d)(e)(g)	2,761	2,763
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (d)(e)(g)	7,246	7,172
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (d)(e)(h)	5,489	5,402
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (d)(e)(h)	11,912	11,889
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (d)(e)(h)	4,339	4,336
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (d)(e)(h)	3,942	3,939
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (d)(e)(h)	5,283	5,274
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (d)(e)(h)	4,744	4,731
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (d)(e)(h)	380	380
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.939% 10/15/2042 (d)(e)(h)	4,913	4,929
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.239% 10/15/2042 (d)(e)(h)	373	374
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.839% 2/15/2043 (d)(e)(h)	9,369	9,387
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (d)(h)	7,079	7,136
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.089% 12/15/2039 (d)(e)(h)	5,334	5,349
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.089% 3/15/2041 (d)(e)(h)	7,917	7,944
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.039% 7/15/2041 (d)(e)(h)	2,535	2,541
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(e)	4,347	4,354
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.33% 5/15/2041 (d)(e)(h)	7,231	7,265
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(e)(h)	14,790	14,646
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (d)	4,459	4,400
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	1,000	987
GS Mortgage Securities Trust, Series 2019-GC38, Class A3, 3.703% 2/10/2052 (d)	10,500	10,240
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (d)	2,000	1,951
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	2,975	2,616
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.032% 3/15/2042 (d)(e)(h)	8,709	8,739
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.382% 3/15/2042 (d)(e)(h)	1,617	1,623
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(h)	7,830	7,857
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	4,992	5,041
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.989% 3/15/2042 (d)(e)(h)	9,982	9,982
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (d)	1,044	1,014
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (d)	1,473	1,466
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	250	246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(e)	7,510	6,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(h)	2,738	2,729
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (d)	2,145	2,126
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.232% 11/15/2039 (d)(e)(h)	4,950	4,962
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (d)(e)(h)	10,198	10,154
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(e)	6,622	6,431
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (d)	262	259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (d)	5,060	5,110
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (d)(e)(h)	10,711	10,599
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (d)(e)(h)	777	770
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (d)(e)	7,505	7,320
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.031% 5/15/2039 (d)(e)(h)	6,371	6,383
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.153% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (d)(e)(g)	15,780	15,780

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.503% 5/15/2038 (d)(e)(h)	USD500	$500
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.639% 1/15/2039 (d)(e)(h)	33,422	33,453
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.082% 2/15/2042 (d)(e)(h)	20,328	20,188
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (d)	2,954	2,920
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (d)(e)(h)	414	406
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (d)	4,681	4,614
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (d)(h)	1,000	978
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	410	421
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)(h)	2,452	2,501
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.345% 11/15/2057 (d)(h)	3,899	3,981
		695,278

Federal agency mortgage-backed obligations 5.04%
Fannie Mae Pool #555538 5.765% 5/1/2033 (d)(h)	86	88
Fannie Mae Pool #888521 5.827% 3/1/2034 (d)(h)	172	177
Fannie Mae Pool #889579 6.00% 5/1/2038 (d)	647	664
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (d)	23	24
Fannie Mae Pool #889983 6.00% 10/1/2038 (d)	261	267
Fannie Mae Pool #DB4044 6.00% 5/1/2039 (d)	1,436	1,473
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (d)	3,260	3,337
Fannie Mae Pool #DC3297 6.00% 9/1/2039 (d)	281	288
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (d)	57	58
Fannie Mae Pool #DC1020 6.00% 9/1/2039 (d)	15	15
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (d)	322	330
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (d)	7,401	7,575
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (d)	6,123	6,265
Fannie Mae Pool #MA5685 6.00% 4/1/2040 (d)	931	953
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (d)	575	588
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (d)	426	423
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (d)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (d)	10	9
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (d)	6	5
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (d)	28	28
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	2,465	2,466
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (d)	851	868
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (d)	57	58
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	408	408
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	807	805
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (d)	240	245
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	2,835	2,831
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (d)	35	36
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	1,094	1,067
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	212	212
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	67	67
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	1,081	1,075
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	696	695
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	3,630	3,765
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	1,349	1,398
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,191	1,234
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	418	417
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (d)	557	566
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	1,345	1,394
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	1,066	1,084
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	4	4
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	12,250	12,446
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	1,197	1,195
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	15,169	15,412
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	11,443	11,848
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	40	42
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	4,457	4,637
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (d)	7	7
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	12,683	13,104

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	USD4,880	$5,082
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	249	247
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	122	122
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	15,617	15,867
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	1,293	1,318
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	883	897
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	131	130
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	9,559	9,748
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	9,225	9,405
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	139	141
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	86	88
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (d)	38	38
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	711	722
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	3,031	3,016
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	2,808	2,867
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	1,197	1,214
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	356	362
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	297	303
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	4,688	4,852
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	1,903	1,898
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	1,064	1,059
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,031	1,028
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	4,653	4,717
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,583	1,606
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	1,425	1,452
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	791	802
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	672	686
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	245	249
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	6,028	6,244
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	1,894	1,962
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	1,094	1,139
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	49	51
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	337	327
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	5,032	5,103
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	1,010	1,030
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	509	517
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	446	453
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	431	439
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	236	240
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	129	131
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	121	123
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	121	122
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	107	109
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	4,297	4,449
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	1,447	1,506
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	7,247	7,230
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	1,555	1,547
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	880	877
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	751	747
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	1,001	1,020
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	176	179
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (d)	69	70
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (d)	25	25
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (d)	671	668
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	987	1,022
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (d)	2,276	2,261
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	55	55
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	5,949	6,026
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (d)	7,192	7,148
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	6,372	6,354
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	1,872	1,896
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	31	31
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	1,870	1,893
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	753	748
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	452	458
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	38	39

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	USD64	$65
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	264	268
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (d)	694	727
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	3,962	3,762
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(h)	7	7
Freddie Mac Pool #781228 5.875% 2/1/2034 (d)(h)	147	151
Freddie Mac Pool #A23893 5.50% 7/1/2034 (d)	83	84
Freddie Mac Pool #782818 6.115% 11/1/2034 (d)(h)	63	65
Freddie Mac Pool #1H2524 5.853% 8/1/2035 (d)(h)	226	232
Freddie Mac Pool #1L1292 6.305% 1/1/2036 (d)(h)	253	262
Freddie Mac Pool #G02162 5.50% 5/1/2036 (d)	56	56
Freddie Mac Pool #848751 5.878% 6/1/2036 (d)(h)	45	46
Freddie Mac Pool #848365 5.982% 7/1/2036 (d)(h)	213	219
Freddie Mac Pool #QO1940 6.00% 3/1/2039 (d)	393	402
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (d)	129	132
Freddie Mac Pool #SB8373 6.00% 3/1/2040 (d)	415	425
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (d)	4,761	4,873
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (d)	108	110
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (d)	3,530	3,612
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (d)	1,144	1,171
Freddie Mac Pool #760014 4.634% 8/1/2045 (d)(h)	311	304
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	52	48
Freddie Mac Pool #ZT2472 4.50% 10/1/2048 (d)	122	116
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (d)	11	10
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (d)	21	21
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	18,667	17,165
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	107	102
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (d)	21	21
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (d)	275	274
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	794	775
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (d)	5,768	5,863
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	20	19
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (d)	2,804	2,849
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (d)	2,205	2,149
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	1,681	1,638
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	994	992
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	3,176	3,241
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (d)	2,040	2,077
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (d)	197	200
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	561	547
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	1,158	1,157
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	2,250	2,299
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (d)	276	282
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	1,845	1,914
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	1,594	1,663
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	1,504	1,570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,086	1,135
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	822	857
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	557	577
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	454	477
Freddie Mac Pool #QG5777 6.50% 6/1/2053 (d)	105	109
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	52	51
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	1,912	1,908
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	1,494	1,521
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	277	282
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	122	123
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	324	323
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	2,314	2,352
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	15,546	16,031
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (d)	21,847	22,197
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (d)	7,589	7,706
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	1,911	1,980
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	51	53
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	1,349	1,395
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	31	31
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	4,092	4,153

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	USD796	$795
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	571	569
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	1,329	1,354
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	152	155
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	766	777
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	204	209
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	385	385
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	86	87
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	47	47
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	2,776	2,762
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	532	531
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	508	507
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	3,750	3,806
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,979	2,028
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	968	983
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	627	639
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	434	441
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	264	268
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (d)	1,010	1,051
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	15	16
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	268	260
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	180	175
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	171	166
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	1,788	1,780
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	1,040	1,035
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	1,033	1,030
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	466	465
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	192	191
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	2,866	2,923
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	2,576	2,612
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	1,624	1,647
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	573	581
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	572	580
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	26	27
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	4,285	4,438
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	1,592	1,649
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	880	908
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,594	1,586
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	886	886
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	831	831
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	805	803
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	147	146
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	2,245	2,287
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	1,106	1,127
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	1,082	1,105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	1,070	1,092
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	611	619
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	521	528
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	1,097	1,137
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	735	761
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	641	667
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	241	249
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	5,917	5,888
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	18,544	18,434
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	494	490
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	1,569	1,591
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	5,362	5,344
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,101	2,088
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	3,500	3,479
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	1,140	1,157
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	240	244
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	120	119
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (d)	406	421
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	3,461	3,507
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	482	488
Freddie Mac Pool #QY6978 6.50% 6/1/2055 (d)	711	735

Short-Term Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (d)	USD8	$8
Freddie Mac Pool #RJ7223 5.50% 8/1/2056 (d)	6,987	6,952
Freddie Mac Pool #RJ7466 5.50% 9/1/2056 (d)	2,819	2,805
Freddie Mac Pool #RJ7463 5.50% 9/1/2056 (d)	1,352	1,349
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (d)(h)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (d)	22,724	23,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	2,382	2,206
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	3,730	3,466
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(h)	3,661	3,387
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(h)	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	9	8
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (d)	1,991	1,905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(h)	2,464	2,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (d)	32	30
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (d)	687	655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	5,432	5,130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	1,105	1,024
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (d)	7,726	7,557
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	1,278	1,236
FREMF Mortgage Trust, Series 2018-K81, Class B, 4.306% 9/25/2051 (d)(e)(h)	3,000	2,953
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (d)	27	27
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (d)	1,180	1,168
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (d)	256	253
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (d)	835	827
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (d)	22	22
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (d)	250	245
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (d)	4	4
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (d)	3	3
Government National Mortgage Assn. Pool #725876 4.921% 9/20/2061 (d)	— (f)	— (f)
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (d)	1	1
Government National Mortgage Assn. Pool #725879 4.921% 10/20/2061 (d)	— (f)	— (f)
Government National Mortgage Assn. Pool #AC0975 4.68% 4/20/2063 (d)	1	1
Government National Mortgage Assn. Pool #AC1008 4.68% 10/20/2063 (d)	— (f)	— (f)
Government National Mortgage Assn. Pool #776094 5.03% 10/20/2063 (d)	— (f)	— (f)
Government National Mortgage Assn. Pool #AG8041 4.369% 11/20/2063 (d)	2	2
Government National Mortgage Assn. Pool #AG8060 4.369% 12/20/2063 (d)	2	2
Government National Mortgage Assn. Pool #AG8069 4.254% 1/20/2064 (d)	3	3
Government National Mortgage Assn. Pool #AG8070 4.369% 1/20/2064 (d)	2	2
Government National Mortgage Assn. Pool #AC1026 4.68% 1/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8081 4.254% 2/20/2064 (d)	3	3
Government National Mortgage Assn. Pool #AG8082 4.369% 2/20/2064 (d)	2	2
Government National Mortgage Assn. Pool #AG8076 4.78% 2/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #767680 4.364% 6/20/2064 (d)	7	7
Government National Mortgage Assn. Pool #AG8149 4.707% 6/20/2064 (d)(h)	14	14
Government National Mortgage Assn. Pool #AO0461 4.617% 8/20/2065 (d)	2	2
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (d)	1,522	1,466
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.69% 5/20/2062 (d)(h)	42	42
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.74% 7/20/2062 (d)(h)	277	279
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.59% 3/20/2064 (d)(h)	212	214
Uniform Mortgage-Backed Security 5.50% 9/1/2041 (d)(k)	3,645	3,682
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (d)(k)	1	1
Uniform Mortgage-Backed Security 4.00% 9/1/2056 (d)(k)	36,466	33,302
Uniform Mortgage-Backed Security 5.00% 9/1/2056 (d)(k)	1,897	1,832
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (d)(k)	3,779	3,743
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (d)(k)	10,398	10,517
Uniform Mortgage-Backed Security 6.50% 9/1/2056 (d)(k)	5,244	5,406
Uniform Mortgage-Backed Security 4.00% 10/1/2056 (d)(k)	24,382	22,248
Uniform Mortgage-Backed Security 5.00% 10/1/2056 (d)(k)	4,103	3,956
Uniform Mortgage-Backed Security 5.50% 10/1/2056 (d)(k)	5,198	5,139
Uniform Mortgage-Backed Security 6.00% 10/1/2056 (d)(k)	32,738	33,062
Uniform Mortgage-Backed Security 6.50% 10/1/2056 (d)(k)	2,133	2,195
		654,781
Total mortgage-backed obligations		2,219,324

22	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 8.51%
Financials 3.97%
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (g)	USD9,000	$9,007
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (g)	9,000	8,901
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (g)	4,522	4,766
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (g)	5,000	5,020
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (g)	18,900	18,366
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (g)	50	49
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (g)	300	262
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (g)	10,000	10,000
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (g)	7,500	7,396
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (g)	8,100	8,100
Corebridge Global Funding 4.25% 8/21/2028 (e)	15,000	14,831
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (g)	10,000	9,914
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (g)	12,000	11,964
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (g)	10,000	9,945
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (g)	4,870	4,757
Intercontinental Exchange, Inc. 4.90% 9/1/2031	10,632	10,585
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (g)	13,000	13,080
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (g)	5,000	5,012
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (g)	11,295	11,281
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (g)	31,000	31,302
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (g)	10,000	10,029
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (g)	12,000	11,841
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (g)	10,644	10,528
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (g)	12,500	12,101
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (g)	11,350	10,990
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (g)	2,750	2,404
JPMorgan Chase & Co. 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (g)	11,000	10,933
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (g)	3,490	3,069
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (g)	1,325	1,329
Mastercard, Inc. 4.10% 1/15/2028	15,865	15,808
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,510
Met Tower Global Funding 1.25% 9/14/2026 (e)	10,000	9,990
Metropolitan Life Global Funding I 1.875% 1/11/2027 (e)	16,000	15,871
Metropolitan Life Global Funding I 4.40% 6/30/2027 (e)	5,600	5,606
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (g)	9,200	9,081
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (g)	10,000	10,063
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (g)	10,000	10,029
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (g)	14,149	13,926
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (g)	7,126	7,009
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (g)	8,725	8,578
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (g)	12,000	11,866
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (g)	775	787
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (g)	725	717
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (g)	5,000	5,019
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (g)	10,000	9,676
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (g)	375	366
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (g)	3,550	3,477
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR + 1.158% on 7/14/2031) (g)	6,550	6,503
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (g)	525	459
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,012
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,029
Northwestern Mutual Global Funding 4.11% 9/12/2027 (e)	2,500	2,491
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (g)	2,500	2,537
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (g)	5,000	5,032
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (g)	7,500	7,526
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (g)	2,558	2,521
Swedbank AB 6.136% 9/12/2026 (e)	20,000	20,009
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,521
Toronto-Dominion Bank (The) 4.783% 12/17/2029	6,000	5,998
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (g)	6,771	6,754
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (g)	13,000	13,091
		514,624

Short-Term Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary 1.29%
Amazon.com, Inc. 3.90% 11/20/2028	USD7,000	$6,900
Amazon.com, Inc. 4.60% 7/9/2029	10,000	9,956
Amazon.com, Inc. 4.25% 3/13/2031	28,000	27,167
Amazon.com, Inc. 4.80% 7/9/2031	9,199	9,117
American Honda Finance Corp. 4.80% 3/5/2030	16,702	16,558
BMW US Capital, LLC 5.05% 3/21/2030 (e)	10,000	9,981
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (e)	6,525	6,484
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	3,502	3,510
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (e)	3,180	3,191
Hyundai Capital America 5.275% 6/24/2027 (e)	10,000	10,077
Hyundai Capital America 4.90% 6/23/2028 (e)	9,396	9,397
Hyundai Capital America 4.25% 9/18/2028 (e)	5,979	5,899
Hyundai Capital America 4.25% 1/8/2029 (e)	7,723	7,595
Hyundai Capital America 5.10% 6/24/2030 (e)	9,390	9,360
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,505
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (e)	9,573	9,596
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (e)	20,000	20,035
		167,328

Health care 0.62%
AbbVie, Inc. 4.80% 3/15/2027	13,000	13,032
AbbVie, Inc. 4.80% 3/15/2029	1,250	1,252
AbbVie, Inc. 4.125% 3/15/2031	9,223	8,919
AbbVie, Inc. 4.875% 9/15/2031	7,260	7,210
Eli Lilly and Co. 4.75% 2/12/2030	7,945	7,957
Johnson & Johnson 4.50% 3/1/2027	16,500	16,538
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,621
Novartis Capital Corp. 4.10% 3/16/2029	10,000	9,881
Novartis Capital Corp. 4.40% 3/18/2031	11,555	11,333
Roche Holdings, Inc. 4.203% 9/9/2029 (e)	1,112	1,100
		80,843

Communication services 0.58%
Alphabet, Inc. 3.875% 11/15/2028	10,000	9,871
Alphabet, Inc. 4.00% 5/15/2030	12,581	12,249
Alphabet, Inc. 4.10% 2/15/2031	8,502	8,220
Alphabet, Inc. 4.40% 2/15/2033	2,644	2,531
Alphabet, Inc. 5.20% 8/15/2033	1,619	1,614
Meta Platforms, Inc. 4.20% 11/15/2030	9,704	9,409
Meta Platforms, Inc. 4.55% 5/15/2031	15,000	14,663
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,702
Walt Disney Co. (The) 3.75% 3/14/2029	10,000	9,802
		75,061

Consumer staples 0.52%
Mars, Inc. 4.45% 3/1/2027 (e)	8,164	8,175
Mars, Inc. 4.60% 3/1/2028 (e)	9,414	9,412
Mars, Inc. 4.80% 3/1/2030 (e)	15,000	14,927
Mars, Inc. 5.00% 3/1/2032 (e)	7,000	6,954
Philip Morris International, Inc. 5.125% 11/17/2027	1,250	1,259
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,510
Philip Morris International, Inc. 4.125% 4/27/2029	10,000	9,853
Philip Morris International, Inc. 4.00% 10/29/2030	9,049	8,729
Walmart, Inc. 3.90% 4/15/2028	3,750	3,721
Walmart, Inc. 4.35% 4/28/2030	2,500	2,478
		68,018

Energy 0.42%
Chevron USA, Inc. 4.687% 4/15/2030	9,447	9,444
Enterprise Products Operating, LLC 4.60% 1/15/2031	3,287	3,242
Qatar Energy 1.375% 9/12/2026 (e)	15,000	15,021
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	3,650	3,577

24	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	USD14,905	$14,434
Schlumberger Investment SA 4.55% 5/7/2031	1,318	1,293
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,883	7,674
		54,685

Information technology 0.39%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,445
Amphenol Corp. 3.80% 11/15/2027	800	794
Amphenol Corp. 3.90% 11/15/2028	800	787
Apple, Inc. 4.00% 5/10/2028	7,500	7,456
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,599
Microsoft Corp. 3.40% 6/15/2027	7,500	7,465
		50,546

Utilities 0.36%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,013
PacifiCorp 4.25% 3/15/2029	8,450	8,311
PacifiCorp 4.65% 4/15/2029	2,475	2,458
PacifiCorp 3.50% 6/15/2029	125	120
PacifiCorp 2.70% 9/15/2030	800	729
PacifiCorp 5.10% 4/15/2031	11,600	11,531
Southern California Edison Co. 5.65% 10/1/2028	2,251	2,285
Southern California Edison Co. 4.20% 3/1/2029	65	64
Southern California Edison Co. 5.15% 6/1/2029	14,185	14,187
Southern California Edison Co. 2.85% 8/1/2029	750	706
Southern California Edison Co. 5.25% 3/15/2030	5,950	5,950
		47,354

Materials 0.21%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,001
Ecolab, Inc. 4.80% 6/15/2031	11,000	10,918
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,008
		26,927

Industrials 0.15%
Eaton Corp. 4.20% 3/6/2031	7,203	6,975
Honeywell Aerospace, Inc. 4.30% 3/16/2031	12,195	11,859
		18,834
Total corporate bonds and notes		1,104,220
Bonds & notes of governments & government agencies outside the U.S. 1.17%
Saudi Arabia 0.39%
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,997
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (e)	23,840	23,469
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (e)	25,345	24,664
		50,130

Canada 0.24%
CPPIB Capital, Inc. 0.875% 9/9/2026 (e)	10,154	10,148
CPPIB Capital, Inc. 4.375% 1/30/2027 (e)	1,702	1,705
CPPIB Capital, Inc. 4.25% 7/20/2028 (e)	2,393	2,386
Ontario Teachers Finance Trust 0.875% 9/21/2026 (e)	6,173	6,162
Ontario Teachers Finance Trust 3.00% 4/13/2027 (e)	8,000	7,943
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,336
		31,680

Short-Term Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Kuwait 0.24%
Kuwait (State of) 4.016% 10/9/2028 (e)	USD10,100	$9,916
Kuwait (State of) 5.039% 7/29/2029 (e)	11,925	11,947
Kuwait (State of) 5.157% 7/29/2031 (e)	9,234	9,247
		31,110

Supra National 0.18%
Asian Development Bank 3.875% 9/28/2032	1,163	1,120
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,089
European Investment Bank 4.00% 2/15/2029	14,700	14,563
		22,772

United Arab Emirates 0.11%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (e)	15,000	14,801

Chile 0.01%
Chile (Republic of) 4.85% 1/22/2029	1,855	1,858
Total bonds & notes of governments & government agencies outside the U.S.		152,351
Loans 0.04%
Asset backed obligations 0.04%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 7/15/2031 (e)(h)(j)(l)	5,577	5,566
Total bonds, notes & other debt instruments (cost: $11,841,321,000)		11,763,146
Short-term securities 10.24%	Shares
Money market investments 10.24%
Capital Group Central Cash Fund 3.78% (m)(n)	13,287,039	1,328,571
Total short-term securities (cost: $1,328,577,000)		1,328,571
Options purchased (equity style) 0.00%
Options purchased (equity style)*		96
Total options purchased (equity style) (cost: $1,180,000)		96
Total investment securities 100.87% (cost: $13,171,078,000)		13,091,813
Total options written (equity style)† (0.02)% (premium received: $2,299,000)		(2,187)
Other assets less liabilities (0.85)%		(110,901)
Net assets 100.00%		$12,978,725
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Call
10 Year U.S. Treasury Note Futures Option	460	9/25/2026	USD110.00	USD46,000	$14
10 Year U.S. Treasury Note Futures Option	1,380	9/25/2026	110.50	138,000	21
3 Month SOFR Futures Option	4,859	12/11/2026	98.00	1,214,750	61
					$96

26	Short-Term Bond Fund of America

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	2,692	6/11/2027	USD95.75	USD(673,000)	$(2,187)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
3 Month SOFR Futures	Long	8,224	3/17/2027	USD1,972,012	$(8,005)
2 Year U.S. Treasury Note Futures	Long	18,679	1/6/2027	3,833,573	(9,389)
5 Year U.S. Treasury Note Futures	Short	554	1/6/2027	(58,559)	88
10 Year U.S. Treasury Note Futures	Long	1,005	12/31/2026	108,195	(563)
10 Year Ultra U.S. Treasury Note Futures	Short	1,527	12/31/2026	(167,087)	1,100
20 Year U.S. Treasury Bond Futures	Long	103	12/31/2026	11,188	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	468	12/31/2026	(51,495)	309
					$(16,465)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD19,000	$2	$—	$2
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	20,879	(57)	—	(57)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	23,288	(34)	—	(34)
U.S. Urban CPI	At maturity	1.81%	At maturity	8/7/2027	23,603	9	—	9
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	(122)	—	(122)
3.43574%	Annual	SOFR	Annual	6/17/2031	31,802	(1,098)	—	(1,098)
SOFR	Annual	3.7315%	Annual	3/25/2033	29,306	908	—	908
SOFR	Annual	3.739%	Annual	3/25/2033	13,803	422	—	422
SOFR	Annual	3.7655%	Annual	3/26/2033	17,307	504	—	504
SOFR	Annual	3.788%	Annual	3/26/2033	10,406	289	—	289
SOFR	Annual	3.793%	Annual	3/26/2033	5,182	143	—	143
SOFR	Annual	3.8105%	Annual	3/30/2033	17,307	460	—	460
SOFR	Annual	3.8175%	Annual	3/31/2033	6,944	182	—	182
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	312	—	312
SOFR	Annual	3.73632%	Annual	6/17/2036	36,208	1,835	—	1,835
4.07464%	Annual	SOFR	Annual	6/17/2056	9,256	(742)	—	(742)
						$3,013	$—	$3,013

Short-Term Bond Fund of America	27

Investments in affiliates (n)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 10.24%
Money market investments 10.24%
Capital Group Central Cash Fund 3.78% (m)	$1,608,255	$6,273,302	$6,552,817	$90	$(259)	$1,328,571	$47,542

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $32,545,000, which represented 0.25% of the net assets of the fund.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,282,457,000, which represented 33.00% of the net assets of the fund.

(f)	Amount less than one thousand.
(g)	Step bond; coupon rate may change at a later date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Represents securities transacted on a TBA basis.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Rate represents the seven-day yield at 8/31/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

28	Short-Term Bond Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $696,462 of investment securities on loan):
Unaffiliated issuers (cost: $11,842,501)	$11,763,242
Affiliated issuers (cost: $1,328,577)	1,328,571	$13,091,813
Cash		16
Receivables for:
Sales of investments	1,300,925
Sales of fund’s shares	18,650
Dividends and interest	63,892
Securities lending income	65
Variation margin on futures contracts	1,114
Variation margin on centrally cleared swap contracts	421	1,385,067
		14,476,896
Liabilities:
Options written, at value (premium received: $2,299)		2,187
Payables for:
Purchases of investments	1,464,884
Repurchases of fund’s shares	25,120
Dividends on fund’s shares	688
Investment advisory services	2,783
Services provided by related parties	1,527
Trustees’ deferred compensation	221
Variation margin on futures contracts	526
Variation margin on centrally cleared swap contracts	172
Other	63	1,495,984
Net assets at August 31, 2026		$12,978,725
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,671,212
Total distributable earnings (accumulated loss)		(692,487)
Net assets at August 31, 2026		$12,978,725

Refer to the notes to financial statements.

Short-Term Bond Fund of America	29

Financial statements (continued)
Statement of assets and liabilities at August 31, 2026 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,372,224 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,562,198	482,271	$9.46
Class C	44,228	4,758	9.29
Class F-1	65,701	6,946	9.46
Class F-2	907,136	95,888	9.46
Class F-3	877,576	92,748	9.46
Class 529-A	481,660	50,917	9.46
Class 529-C	11,900	1,285	9.26
Class 529-E	13,402	1,419	9.44
Class 529-F-2	183,328	19,375	9.46
Class 529-F-3	11	1	9.46
Class R-1	2,117	228	9.28
Class R-2	36,323	3,915	9.28
Class R-2E	1,862	197	9.44
Class R-3	55,240	5,851	9.44
Class R-4	31,752	3,356	9.46
Class R-5E	13,021	1,376	9.46
Class R-5	10,093	1,067	9.46
Class R-6	5,681,177	600,626	9.46

Refer to the notes to financial statements.

30	Short-Term Bond Fund of America

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$504,170
Dividends from affiliated issuers	47,542
Securities lending income (net of fees)	227	$551,939
Fees and expenses*:
Investment advisory services	31,945
Distribution services	16,279
Transfer agent services	5,550
Administrative services	3,803
529 plan services	358
Reports to shareholders	227
Registration statement and prospectus	796
Trustees’ compensation	104
Auditing and legal	109
Custodian	43
Other	32	59,246
Net investment income		492,693
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(31,061)
Affiliated issuers	90
Options written	612
Futures contracts	(65,256)
Swap contracts	2,695	(92,920)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(124,214)
Affiliated issuers	(259)
Options written	(174)
Futures contracts	(20,267)
Swap contracts	3,392	(141,522)
Net realized gain (loss) and unrealized appreciation (depreciation)		(234,442)
Net increase (decrease) in net assets resulting from operations		$258,251
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	31

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2026	2025

Operations:
Net investment income	$492,693	$511,770
Net realized gain (loss)	(92,920)	38,243
Net unrealized appreciation (depreciation)	(141,522)	21,668
Net increase (decrease) in net assets resulting from operations	258,251	571,681
Distributions paid or accrued to shareholders	(491,881)	(506,751)
Net capital share transactions	1,075,070	254,573
Total increase (decrease) in net assets	841,440	319,503
Net assets:
Beginning of year	12,137,285	11,817,782
End of year	$12,978,725	$12,137,285
Refer to the notes to financial statements.

32	Short-Term Bond Fund of America

Notes to financial statements
1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its

Short-Term Bond Fund of America	33

payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

34	Short-Term Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,080,086	$—	$5,080,086
Asset-backed obligations	—	3,195,065	6,534	3,201,599
Mortgage-backed obligations	—	2,219,324	—	2,219,324
Corporate bonds and notes	—	1,104,220	—	1,104,220
Bonds & notes of governments & government agencies outside the U.S.	—	152,351	—	152,351
Loans	—	—	5,566	5,566
Short-term securities	1,328,571	—	—	1,328,571
Options purchased on futures (equity style)	96	—	—	96
Total	$1,328,667	$11,751,046	$12,100	$13,091,813

Short-Term Bond Fund of America	35

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,497	$—	$—	$1,497
Unrealized appreciation on centrally cleared interest rate swaps	—	5,066	—	5,066
Liabilities:
Value of options written (equity style)	(2,187)	—	—	(2,187)
Unrealized depreciation on futures contracts	(17,962)	—	—	(17,962)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,053)	—	(2,053)
Total	$(18,652)	$3,013	$—	$(15,639)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

36	Short-Term Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Short-Term Bond Fund of America	37

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

38	Short-Term Bond Fund of America

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2026, the total value of securities on loan was $696,462,000, and the total value of collateral received was $710,762,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from

Short-Term Bond Fund of America	39

equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,557,071,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,616,600,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted

40	Short-Term Bond Fund of America

average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $361,661,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$96	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,187
Futures	Interest	Unrealized appreciation*	1,497	Unrealized depreciation*	17,962
Swap (centrally cleared)	Interest	Unrealized appreciation*	5,066	Unrealized depreciation*	2,053
			$6,659		$22,202

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,540)	Net unrealized appreciation (depreciation) on investments	$576
Options written (equity style)	Interest	Net realized gain (loss) on options written	612	Net unrealized appreciation (depreciation) on options written	(174)
Futures	Interest	Net realized gain (loss) on futures contracts	(65,256)	Net unrealized appreciation (depreciation) on futures contracts	(20,267)
Swap	Interest	Net realized gain (loss) on swap contracts	2,695	Net unrealized appreciation (depreciation) on swap contracts	3,392
			$(63,489)		$(16,473)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Short-Term Bond Fund of America	41

As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2026, the fund reclassified $15,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$3,282
Capital loss carryforward[1]	(617,448)
Gross unrealized appreciation on investments	39,260
Gross unrealized depreciation on investments	(116,671)
Net unrealized appreciation (depreciation) on investments	(77,411)
Cost of investments	13,153,585
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2026	2025
Class A	$166,708	$168,629
Class C	1,421	1,614
Class T2	— [3]	— [3]
Class F-1	2,514	2,749
Class F-2	34,355	41,636
Class F-3	34,193	26,597
Class 529-A	18,094	18,921
Class 529-C	362	372
Class 529-E	480	540
Class 529-T2	— [3]	1
Class 529-F-1[2]	— [3]	1
Class 529-F-2	7,206	7,061
Class 529-F-3	— [3]	1
Class R-1	70	78
Class R-2	1,115	1,242
Class R-2E	61	63
Class R-3	1,929	2,053
Class R-4	1,151	1,183
Class R-5E	465	417
Class R-5	456	499
Class R-6	221,301	233,094
Total	$491,881	$506,751
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.

42	Short-Term Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended August 31, 2026, the investment advisory services fees were $31,945,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, unreimbursed expenses subject to reimbursement totaled $12,387,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

Short-Term Bond Fund of America	43

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were $358,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$13,620	$3,767	$1,362	Not applicable
Class C	476	40	14	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	167	90	20	Not applicable
Class F-2	Not applicable	911	261	Not applicable
Class F-3	Not applicable	4	253	Not applicable
Class 529-A	1,153	385	147	$251
Class 529-C	124	10	4	7
Class 529-E	69	5	4	7
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	78	55	93
Class 529-F-3	Not applicable	—	— †	— †
Class R-1	23	2	1	Not applicable
Class R-2	277	107	11	Not applicable
Class R-2E	11	2	1	Not applicable
Class R-3	282	74	17	Not applicable
Class R-4	77	27	9	Not applicable
Class R-5E	Not applicable	17	4	Not applicable
Class R-5	Not applicable	6	3	Not applicable
Class R-6	Not applicable	25	1,637	Not applicable

Total class-specific expenses	$16,279	$5,550	$3,803	$358
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $104,000 in the fund’s statement of operations reflects $80,000 in current fees (either paid in cash or deferred) and a net increase of $24,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the

44	Short-Term Bond Fund of America

exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$1,998,253	208,663	$164,942	17,237	$(1,978,581)	(206,629)	$184,614	19,271
Class C	16,070	1,705	1,410	150	(22,994)	(2,442)	(5,514)	(587)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	8,787	918	2,476	259	(14,667)	(1,532)	(3,404)	(355)
Class F-2	395,428	41,284	33,135	3,464	(327,585)	(34,207)	100,978	10,541
Class F-3	250,800	26,197	33,333	3,483	(210,772)	(22,000)	73,361	7,680
Class 529-A	121,828	12,725	18,043	1,886	(135,570)	(14,169)	4,301	442
Class 529-C	5,724	611	361	38	(6,153)	(657)	(68)	(8)
Class 529-E	3,530	370	477	50	(4,793)	(502)	(786)	(82)
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(11)	(1)	(11)	(1)
Class 529-F-2	53,561	5,590	7,178	750	(50,211)	(5,243)	10,528	1,097
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	568	61	70	6	(1,311)	(139)	(673)	(72)
Class R-2	7,732	822	1,107	118	(8,847)	(941)	(8)	(1)
Class R-2E	851	89	61	6	(776)	(81)	136	14
Class R-3	16,654	1,741	1,917	201	(17,244)	(1,805)	1,327	137
Class R-4	13,602	1,417	1,143	119	(12,361)	(1,288)	2,384	248
Class R-5E	5,509	575	462	49	(3,488)	(365)	2,483	259
Class R-5	2,846	298	450	47	(5,923)	(618)	(2,627)	(273)
Class R-6	1,095,344	114,305	219,743	22,971	(607,016)	(63,526)	708,071	73,750
Total net increase (decrease)	$3,997,087	417,371	$486,308	50,834	$(3,408,325)	(356,147)	$1,075,070	112,058

Short-Term Bond Fund of America	45

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$2,053,802	214,555	$166,886	17,413	$(1,887,480)	(197,188)	$333,208	34,780
Class C	25,245	2,686	1,603	170	(24,209)	(2,575)	2,639	281
Class T2	—	—	—	—	—	—	—	—
Class F-1	14,064	1,470	2,705	282	(14,439)	(1,508)	2,330	244
Class F-2	444,155	46,395	40,242	4,199	(634,064)	(66,217)	(149,667)	(15,623)
Class F-3	386,990	40,372	25,761	2,687	(172,480)	(18,010)	240,271	25,049
Class 529-A	141,535	14,782	18,856	1,967	(139,788)	(14,605)	20,603	2,144
Class 529-C	7,443	794	371	40	(6,931)	(740)	883	94
Class 529-E	3,754	392	538	56	(3,719)	(389)	573	59
Class 529-T2	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1[2]	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	63,100	6,593	7,033	733	(46,629)	(4,870)	23,504	2,456
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	1,144	122	78	9	(179)	(19)	1,043	112
Class R-2	10,465	1,115	1,230	131	(13,654)	(1,453)	(1,959)	(207)
Class R-2E	361	38	63	6	(295)	(31)	129	13
Class R-3	15,023	1,571	2,035	213	(19,528)	(2,045)	(2,470)	(261)
Class R-4	9,448	986	1,174	122	(10,800)	(1,129)	(178)	(21)
Class R-5E	5,177	541	412	43	(3,493)	(365)	2,096	219
Class R-5	4,434	462	495	52	(2,990)	(312)	1,939	202
Class R-6	741,770	77,471	231,230	24,130	(1,193,371)	(124,674)	(220,371)	(23,073)
Total net increase (decrease)	$3,927,910	410,345	$500,712	52,253	$(4,174,049)	(436,130)	$254,573	26,468
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $7,480,629,000 and $8,052,507,000, respectively, during the year ended August 31, 2026.
11. Ownership concentration

As of August 31, 2026, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College 2027 Fund, held aggregate ownership of 11% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College 2027 Fund.

46	Short-Term Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
8/31/2026	$9.63	$.35	$(.17 )	$.18	$(.35 )	$—	$(.35 )	$9.46	1.91%	$4,562	.68%	3.68%
8/31/2025	9.58	.38	.05	.43	(.38 )	—	(.38 )	9.63	4.58	4,460.68		4.01
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.95	4,103.69		3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.89	4,385.68		2.56
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	5,031.67		.86
Class C:
8/31/2026	9.47	.28	(.18 )	.10	(.28 )	—	(.28 )	9.29	1.06	44	1.37	2.98
8/31/2025	9.41	.31	.06	.37	(.31 )	—	(.31 )	9.47	3.98	51	1.38	3.31
8/31/2024	9.24	.30	.17	.47	(.30 )	—	(.30 )	9.41	5.14	48	1.38	3.24
8/31/2023	9.39	.17	(.15 )	.02	(.17 )	—	(.17 )	9.24	.27	60	1.38	1.82
8/31/2022	9.88	.02	(.47 )	(.45 )	(.04 )	—	(.04 )	9.39	(4.56)	80	1.37	.18
Class F-1:
8/31/2026	9.63	.35	(.17 )	.18	(.35 )	—	(.35 )	9.46	1.91	66.67		3.69
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	70.67		4.03
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.96	68.68		3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	79.67		2.55
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	97.67		.83
Class F-2:
8/31/2026	9.63	.38	(.17 )	.21	(.38 )	—	(.38 )	9.46	2.19	907.40		3.96
8/31/2025	9.58	.41	.05	.46	(.41 )	—	(.41 )	9.63	4.88	822.40		4.30
8/31/2024	9.40	.40	.18	.58	(.40 )	—	(.40 )	9.58	6.25	967.40		4.24
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.18	984.40		2.86
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	1,080.40		1.14
Class F-3:
8/31/2026	9.64	.39	(.18 )	.21	(.39 )	—	(.39 )	9.46	2.19	878.29		4.06
8/31/2025	9.58	.42	.06	.48	(.42 )	—	(.42 )	9.64	5.10	820.29		4.40
8/31/2024	9.41	.41	.17	.58	(.41 )	—	(.41 )	9.58	6.26	575.29		4.34
8/31/2023	9.56	.28	(.15 )	.13	(.28 )	—	(.28 )	9.41	1.39	733.29		2.94
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	871.30		1.26
Class 529-A:
8/31/2026	9.63	.35	(.17 )	.18	(.35 )	—	(.35 )	9.46	1.92	482.66		3.70
8/31/2025	9.58	.39	.04	.43	(.38 )	—	(.38 )	9.63	4.60	486.66		4.03
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	5.97	463.67		3.97
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	468.67		2.59
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.83)	501.65		.86
Class 529-C:
8/31/2026	9.43	.27	(.17 )	.10	(.27 )	—	(.27 )	9.26	1.11	12	1.42	2.93
8/31/2025	9.38	.31	.04	.35	(.30 )	—	(.30 )	9.43	3.82	12	1.43	3.26
8/31/2024	9.21	.30	.16	.46	(.29 )	—	(.29 )	9.38	5.10	11	1.43	3.21
8/31/2023	9.36	.17	(.15 )	.02	(.17 )	—	(.17 )	9.21	.20	11	1.43	1.84
8/31/2022	9.84	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.36	(4.50)	11	1.42	.09
Refer to the end of the table(s) for footnote(s).

Short-Term Bond Fund of America	47

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
8/31/2026	$9.62	$.33	$(.18 )	$.15	$(.33 )	$—	$(.33 )	$9.44	1.69%	$14	.88%	3.47%
8/31/2025	9.57	.36	.05	.41	(.36 )	—	(.36 )	9.62	4.37	14.88		3.81
8/31/2024	9.39	.35	.18	.53	(.35 )	—	(.35 )	9.57	5.75	14.88		3.76
8/31/2023	9.55	.22	(.16 )	.06	(.22 )	—	(.22 )	9.39	.67	14.89		2.37
8/31/2022	10.02	.06	(.46 )	(.40 )	(.07 )	—	(.07 )	9.55	(4.03)	16.88		.60
Class 529-F-2:
8/31/2026	9.64	.38	(.18 )	.20	(.38 )	—	(.38 )	9.46	2.10	183.39		3.97
8/31/2025	9.58	.41	.06	.47	(.41 )	—	(.41 )	9.64	5.00	176.39		4.30
8/31/2024	9.41	.40	.17	.57	(.40 )	—	(.40 )	9.58	6.14	152.40		4.25
8/31/2023	9.56	.28	(.16 )	.12	(.27 )	—	(.27 )	9.41	1.31	132.37		2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	133.40		1.13
Class 529-F-3:
8/31/2026	9.64	.38	(.18 )	.20	(.38 )	—	(.38 )	9.46	2.12	— [4]	.36	3.99
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.04	— [4]	.35	4.34
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.17	— [4]	.37	4.29
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30	— [4]	.37	2.89
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)	— [4]	.37	1.15
Class R-1:
8/31/2026	9.45	.28	(.17 )	.11	(.28 )	—	(.28 )	9.28	1.18	2	1.36	3.00
8/31/2025	9.40	.31	.05	.36	(.31 )	—	(.31 )	9.45	3.87	3	1.38	3.32
8/31/2024	9.23	.30	.17	.47	(.30 )	—	(.30 )	9.40	5.14	2	1.39	3.27
8/31/2023	9.38	.17	(.15 )	.02	(.17 )	—	(.17 )	9.23	.25	2	1.39	1.88
8/31/2022	9.87	— [5]	(.45 )	(.45 )	(.04 )	—	(.04 )	9.38	(4.57)	1	1.39	(.02 )
Class R-2:
8/31/2026	9.45	.28	(.17 )	.11	(.28 )	—	(.28 )	9.28	1.21	36	1.33	3.02
8/31/2025	9.40	.31	.05	.36	(.31 )	—	(.31 )	9.45	3.90	37	1.35	3.35
8/31/2024	9.22	.30	.18	.48	(.30 )	—	(.30 )	9.40	5.28	39	1.37	3.27
8/31/2023	9.38	.18	(.17 )	.01	(.17 )	—	(.17 )	9.22	.17	40	1.37	1.89
8/31/2022	9.86	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.38	(4.47)	43	1.38	.14
Class R-2E:
8/31/2026	9.61	.32	(.17 )	.15	(.32 )	—	(.32 )	9.44	1.56	2	1.02	3.34
8/31/2025	9.56	.35	.05	.40	(.35 )	—	(.35 )	9.61	4.22	2	1.03	3.66
8/31/2024	9.38	.34	.17	.51	(.33 )	—	(.33 )	9.56	5.57	2	1.05	3.59
8/31/2023	9.54	.20	(.16 )	.04	(.20 )	—	(.20 )	9.38	.48	1	1.08	2.15
8/31/2022	10.02	.05	(.48 )	(.43 )	(.05 )	—	(.05 )	9.54	(4.25)	2	1.09	.48
Class R-3:
8/31/2026	9.61	.33	(.17 )	.16	(.33 )	—	(.33 )	9.44	1.65	55.92		3.43
8/31/2025	9.56	.36	.05	.41	(.36 )	—	(.36 )	9.61	4.34	55.92		3.77
8/31/2024	9.39	.35	.17	.52	(.35 )	—	(.35 )	9.56	5.60	57.92		3.73
8/31/2023	9.54	.22	(.15 )	.07	(.22 )	—	(.22 )	9.39	.75	54.92		2.33
8/31/2022	10.02	.06	(.48 )	(.42 )	(.06 )	—	(.06 )	9.54	(4.15)	59.93		.58
Refer to the end of the table(s) for footnote(s).

48	Short-Term Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
8/31/2026	$9.63	$.36	$(.17 )	$.19	$(.36 )	$—	$(.36 )	$9.46	1.95%	$32	.63%	3.73%
8/31/2025	9.58	.39	.05	.44	(.39 )	—	(.39 )	9.63	4.64	30.62		4.07
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	6.01	30.63		4.01
8/31/2023	9.56	.25	(.16 )	.09	(.25 )	—	(.25 )	9.40	.94	31.63		2.62
8/31/2022	10.03	.09	(.47 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.81)	34.63		.88
Class R-5E:
8/31/2026	9.64	.38	(.19 )	.19	(.37 )	—	(.37 )	9.46	2.04	13.44		3.92
8/31/2025	9.58	.41	.05	.46	(.40 )	—	(.40 )	9.64	4.94	11.44		4.25
8/31/2024	9.41	.40	.16	.56	(.39 )	—	(.39 )	9.58	6.09	8.44		4.21
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.23	7.44		2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.63)	5.45		1.09
Class R-5:
8/31/2026	9.64	.38	(.18 )	.20	(.38 )	—	(.38 )	9.46	2.14	10.35		4.01
8/31/2025	9.58	.42	.05	.47	(.41 )	—	(.41 )	9.64	5.05	13.34		4.35
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.20	11.34		4.30
8/31/2023	9.56	.27	(.14 )	.13	(.28 )	—	(.28 )	9.41	1.34	11.35		2.91
8/31/2022	10.03	.11	(.46 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.54)	12.35		1.11
Class R-6:
8/31/2026	9.63	.39	(.17 )	.22	(.39 )	—	(.39 )	9.46	2.30	5,681.29		4.06
8/31/2025	9.58	.42	.05	.47	(.42 )	—	(.42 )	9.63	4.99	5,075.29		4.40
8/31/2024	9.40	.41	.18	.59	(.41 )	—	(.41 )	9.58	6.37	5,268.29		4.36
8/31/2023	9.56	.29	(.17 )	.12	(.28 )	—	(.28 )	9.40	1.28	4,797.29		3.02
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	3,950.30		1.26
Refer to the end of the table(s) for footnote(s).

Short-Term Bond Fund of America	49

Financial highlights (continued)

Portfolio turnover rate for all share classes[6,7]	Year ended August 31,
	2026[8]	2025	2024	2023	2022
Excluding mortgage dollar roll transactions	268%	154%	93%	91%	86%
Including mortgage dollar roll transactions	303%	232%	266%	203%	130%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $1 million.
[5]	Amount less than $0.01.
[6]	Refer to Note 5 for more information on mortgage dollar rolls.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

50	Short-Term Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Short-Term Bond Fund of America (the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Short-Term Bond Fund of America	51

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2026:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$217,411,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

52	Short-Term Bond Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,266,391,898
Total shares voting on November 25, 2025:
1,189,977,772 (94.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,047,391,274	88.0%	142,586,498	12.0%
Pramod Atluri	1,173,345,692	98.6%	16,632,080	1.4%
Francisco G. Cigarroa	1,173,844,618	98.6%	16,133,154	1.4%
Nariman Farvardin	1,172,835,644	98.6%	17,142,128	1.4%
Jennifer C. Feikin	1,174,522,229	98.7%	15,455,543	1.3%
Leslie Stone Heisz	1,174,733,168	98.7%	15,244,604	1.3%
Merit E. Janow	1,174,198,394	98.7%	15,779,378	1.3%
Martin E. Koehler	1,174,611,663	98.7%	15,366,109	1.3%
Benjamin R. Miller	1,174,422,427	98.7%	15,555,345	1.3%
Josette Sheeran	1,174,674,285	98.7%	15,303,487	1.3%
Margaret Spellings	1,175,048,376	98.7%	14,929,396	1.3%
Alexandra Trower	1,174,549,578	98.7%	15,428,194	1.3%
Paul S. Williams	1,174,454,418	98.7%	15,523,354	1.3%
Courtney K. Wolf	1,175,446,422	98.8%	14,531,350	1.2%
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.

Short-Term Bond Fund of America	53

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025 They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

54	Short-Term Bond Fund of America

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Short-Term Bond Fund of America	55

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 30, 2026